PRODUCTIVITY, INTEGRATION AND RESTRUCTURING INITIATIVES (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Productivity and Reinvestment
The following table summarizes the balance of accrued expenses related to these productivity and reinvestment initiatives and the changes in the accrued amounts since the commencement of the plan (in millions):

	Severance Pay and Benefits		Outside Services	Other Direct Costs	Total
2013
Accrued balance as of January 1	$12		$6	$8	$26
Costs incurred	188		59	247	494
Payments	(113)		(59)	(209)	(381)
Noncash and exchange	1		—	(28)	(27)
Accrued balance as of December 31	$88		$6	$18	$112
2014
Costs incurred	$277		$77	$247	$601
Payments	(103)		(79)	(220)	(402)
Noncash and exchange	(2)		—	(24)	(26)
Accrued balance as of December 31	$260		$4	$21	$285
2015
Costs incurred	$269		$56	$366	$691
Payments	(200)		(47)	(265)	(512)
Noncash and exchange	(185)	[1]	(5)	(70)	(260)
Accrued balance as of December 31	$144		$8	$52	$204

[1] Includes pension settlement charges. Refer to Note 13.